Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

1. Basis of Presentation and General Information

EuroDry Ltd. (the “Company” or “EuroDry”) was formed by Euroseas Ltd. (“Euroseas”) on January 8, 2018 under the laws of the Republic of the Marshall Islands to serve as the holding company of seven subsidiaries (the "Subsidiaries") contributed by Euroseas to EuroDry in connection with the spin-off of Euroseas' drybulk vessels held for use as of December 31, 2017. On May 30, 2018, Euroseas contributed these Subsidiaries to EuroDry in exchange for 2,254,830 common shares in EuroDry, which Euroseas distributed to holders of Euroseas common stock on a pro rata basis. Further, on May 30, 2018 Euroseas distributed shares of the Company’s Series B Preferred Stock (the “EuroDry Series B Preferred Shares”) to holders of Euroseas’ Series B Preferred Shares, representing 50% of Euroseas Series B Preferred Stock. EuroDry’s common shares trade on the Nasdaq Capital Market under the ticker symbol “EDRY”.

The operations of the vessels are managed by Eurobulk Ltd. ("Eurobulk" or “Manager”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”), collectively the “Managers” or the “Management Companies”, corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite 1003, 10th Floor Ma. Natividad Building, 470 T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note 5).

The Pittas family is the controlling shareholder of Friends Dry Investment Company Inc., Family United Navigation Co. and Ergina Shipping Ltd., which, in turn, own 48.2% of the Company’s shares as of June 30, 2025. Mr. Aristides J. Pittas is the Chairman and Chief Executive Officer of the Company and Euroseas.

The accompanying unaudited condensed consolidated financial statements include the accounts of EuroDry Ltd., and its subsidiaries (vessel owning entities it controls), and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2024 as filed with the U.S. Securities and Exchange Commission ("SEC") on Form 20-F on May 15, 2025.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2025 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

As of June 30, 2025, the Company had a working capital deficit of $1.6 million (including deferred revenues of $0.5 million), and have been incurring losses. Net cash generated from operating activities for the six-month period ending June 30, 2025 was $0.4 million. The Company’s cash balance amounted to $6.2 million, while cash in restricted and retention accounts amounted to $5.2 million as of  June 30, 2025.

On  October 14, 2024, the Company signed two contracts for the construction of two 63,500 DWT eco-design fuel efficient ultramax bulk carriers. The vessels will be built at Nantong Xiangyu Shipbuilding in China. The two newbuildings are scheduled to be delivered during the second and third quarter of 2027. The total contracted consideration for the construction of the two vessels is approximately $71.8 million and will be financed with a combination of debt and equity. As of June 30, 2025, the Company has paid $7.2 million related to shipyard installments as well as other costs related to the construction of these two vessels. For the construction of the above vessels an amount of $10.8 million is payable until September 30, 2026, with the remaining amount of $53.8 million payable by the third quarter of 2027. All the payments are guaranteed by the Company. In addition, on September 2, 2025, the Company signed a term sheet with a major commercial banking institution to partly finance on pre-delivery basis the construction of one of the above new building vessels, for a loan of up to $26.9 million mortgaging as collateral the aforementioned vessel from its delivery onwards. On September 3, 2025, the Company signed a term sheet with another major commercial banking institution to partly finance on pre-delivery basis the construction of the second new building vessel, for a loan up to of $26.0 million and refinance the outstanding loan of M/V Yannis Pittas, with a loan of up to $13.5 million, for estimated additional loan proceeds of approximately $5 million, mortgaging as collateral the M/V Yannis Pittas, and from its delivery onwards, for the second new building vessel.

The Company intends to fund its working capital requirements and capital commitments via cash on hand, cash flows from operations, debt refinancing and new mortgage debt financing for the vessels under construction and proceeds from the sale of M/V “Eirini P”, in October 2025. In the event that these are not sufficient, the Company may also use funds from debt refinancing, equity offerings and sell vessels or the newbuilding contracts themselves (where equity and liquidity will be released), if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve months following the date of the issuance of these financial statements. Consequently, the interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.